Cambria Trinity ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.0%
100.0%

Percentages are stated as a percent of total investments, excluding short-term investments and investments purchased with proceeds from securities lending.

	Shares	Value
Exchange Traded Funds - 99.3%
Alpha Architect 1-3 Month Box ETF (a)	10,050	$1,088,415
Cambria Chesapeake Pure Trend ETF (a)(b)	565,206	10,632,712
Cambria Emerging Shareholder Yield ETF (b)	240,904	8,149,782
Cambria Foreign Shareholder Yield ETF (b)	329,895	8,913,763
Cambria Global Real Estate ETF (b)	173,303	4,429,347
Cambria Global Value ETF (b)	204,609	4,311,726
Cambria LargeCap Shareholder Yield ETF (a) (b)	64,336	1,700,381
Cambria Micro and SmallCap Shareholder Yield ETF (b)	216,145	6,081,132
Cambria Shareholder Yield ETF (b)	93,100	6,778,611
Cambria Tactical Yield ETF (b)	169,176	4,288,612
Cambria Value and Momentum ETF (b)	310,176	9,379,846
First Trust Managed Futures Strategy Fund	977	47,267
Graniteshares Gold Trust (a)	90,411	2,187,042
Grizzle Growth ETF (c)(d)	79,785	2,447,397
Invesco DB Base Metals Fund	105,586	1,991,352
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	319,554	4,345,934
iShares Global Industrials ETF	16,773	2,359,122
iShares Global Tech ETF	30,511	2,462,543
J.P. Morgan USD Emerging Markets Sovereign Bond ETF (e)	83,078	3,273,107
Schwab US TIPS ETF	41,331	2,177,730
SPDR FTSE International Government Inflation-Protected Bond ETF	53,417	2,076,853
VanEck Bitcoin Trust (a)	20,931	1,545,964
VanEck Gold Miners ETF	61,089	2,317,106
VanEck J.P. Morgan EM Local Currency Bond ETF	128,871	3,119,967
Vanguard Intermediate-Term Treasury ETF (e)	109,871	6,528,535
Vanguard Small-Cap Value ETF	12,398	2,458,895
Vanguard Total Bond Market ETF	59,213	4,353,340
Total Exchange Traded Funds (Cost $103,352,780)		109,446,481

Short-Term Investments - 1.5%
Investments Purchased with Proceeds from Securities Lending - 0.8%
First American Government Obligations Fund - Class X, 5.23% (f)	903,850	903,850

Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 5.20% (f)	788,206	788,206
Total Short-Term Investments (Cost $1,692,056)		1,692,056

Total Investments - 100.8% (Cost $105,044,836)		111,138,537
Liabilities in Excess of Other Assets - (0.8%)		(888,077)
Total Net Assets - 100.0%		$110,250,460

Percentages are stated as a percent of net assets.

EM – Emerging Markets
ETF – Exchange Traded Funds FTSE – Financial Times Stock Exchange SPDR – Standard & Poor’s Depository Receipts TIPS – Treasury Inflation Protected Security

(a) (b) (c) (d)
Non-income producing security.
Affiliated company as defined by the Investment Company Act of 1940.
Affiliated investment managed by Tidal Investments LLC, the Fund’s sub-adviser.
Affiliated investment due to the Fund holding more than 5% of the outstanding shares.

(e)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $885,099 which represented 0.8% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Cambria Trinity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$109,446,481	$–	$–	$109,446,481
Investments Purchased with Proceeds from Securities Lending	903,850	–	–	903,850
Money Market Funds	788,206	–	–	788,206
Total Assets	$111,138,537	$–	$–	$111,138,537

Transactions with affiliated companies during the period ended July 31, 2024 are as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of July 31, 2024	Share Balance as of July 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Cambria Chesapeake Pure Trend ETF	$ -	$ 11,287,184	$ -	$ -	$ (130,355)	$ 10,632,712	565,206	$ -	(524,823)	$ 706
Cambria Emerging Shareholder Yield ETF	9,013,406	-	112,537	(811,913)	(100,746)	8,149,782	240,904	196,205	(222,389)	158,887
Cambria Foreign Shareholder Yield ETF	8,841,186	-	110,506	-	(106,776)	8,913,763	329,895	247,937	49,251	19,596
Cambria Global Real Estate ETF	4,108,858	-	49,202	-	(51,623)	4,429,347	173,303	120,762	320,489	2,421
Cambria Global Value ETF	4,415,790	-	55,713	-	(53,119)	4,311,726	204,609	200,838	(117,189)	10,531
Cambria LargeCap Shareholder Yield ETF	-	1,661,792	-	-	-	1,700,381	64,336	-	38,589	-
Cambria Micro and SmallCap Shareholder Yield ETF	5,505,689	-	67,703	-	(68,699)	6,081,132	216,145	43,662	571,267	5,172
Cambria Shareholder Yield ETF	7,733,218	-	93,570	(1,363,460)	(93,037)	6,778,611	93,100	48,856	229,268	179,052
Cambria Tactical Yield ETF	4,276,769	-	51,095	-	(51,024)	4,288,612	169,176	40,998	11,238	534
Cambria Value and Momentum ETF	10,744,191	-	129,428	(1,806,599)	(104,824)	9,379,846	310,176	26,697	389,129	28,521
Grizzle Growth ETF	2,261,107	-	30,330	-	(31,586)	2,447,397	79,785	-	179,002	8,544
	$ 56,900,214	$ 12,948,976	$ 700,084	$ (3,981,972)	$ (791,789)	$ 67,113,309	2,446,635	$ 925,953	$ 923,832	$ 413,964